Marketable Securities - Estimated Fair Value of Marketable Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Investments Debt And Equity Securities [Abstract]
Available-for-sale marketable securities, Amortized cost, Matures in less than five years	$ 784,231	$ 776,932
Available-for-sale marketable securities, Amortized cost, Matures in more than five years	750	1,161
Available-for-sale marketable securities, Amortized cost	784,981	778,093
Available-for-sale marketable securities, Market Value, Matures in less than five years	785,462	774,300
Available-for-sale marketable securities, Market Value, Matures in more than five years	743	1,160
Available-for-sale marketable securities, Market Value	$ 786,205	$ 775,460